Debt (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 01, 2018	Jan. 25, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 22, 2019 USD ($)
Debt
Interest expense					$ 400,000	$ 3,900,000	$ 12,200,000	$ 14,900,000	$ 17,900,000
Long-term debt, net of current portion			$ 50,941,000		148,826,000		50,941,000	241,051,000
Deferred debt issuance costs			1,200,000		1,200,000		1,200,000	5,200,000
Amortization of debt issuance costs					$ 62,000	$ 211,000	679,000	$ 889,000	$ 1,372,000
2018 Term Loan
Debt
Principal amount of debt		$ 250,000,000.0		$ 250,000,000.0
Deferred debt issuance costs										$ 4,600,000
2018 Term Loan | LIBO rate
Debt
Floor rate (as a percent)	1.00%
Variable rate spread (as a percent)	3.75%
2018 Term Loan | Base rate
Debt
Floor rate (as a percent)	2.00%
Variable rate spread (as a percent)	2.75%
2018 Revolver
Debt
Principal committed amount		25,000,000.0		25,000,000.0
Threshold stock repurchases		$ 1,500,000		$ 1,500,000
Threshold percentage of consolidated EBITDA		3.75%		3.75%
Total leverage ratio as exceptions		4.25		4.25
Threshold percentage of parents market capitalization		7.00%		7.00%
2018 Revolver | LIBO rate
Debt
Floor rate (as a percent)				1.00%
Variable rate spread (as a percent)				3.75%
2018 Revolver | Base rate
Debt
Floor rate (as a percent)				2.00%
Variable rate spread (as a percent)				2.75%
2019 Credit Agreement
Debt
Principal amount of debt			$ 150,000,000.0				150,000,000.0
Consolidated interest coverage ratio			3.50
Threshold stock repurchases			$ 5,000,000				5,000,000
Number of quarters			4
Threshold unlimited amounts			$ 19,500,000
Threshold percentage of consolidated EBITDA			15.00%
Total leverage ratio as exceptions			6.00
2019 Credit Agreement | Minimum
Debt
Principal amount of debt			$ 10,000,000				$ 10,000,000
Senior secured net leverage ratio			3.50
Commitment fee percentage			0.20%
2019 Credit Agreement | Maximum
Debt
Senior secured net leverage ratio			4.00
Commitment fee percentage			0.35%
2019 Credit Agreement | Federal funds rate
Debt
Variable rate spread (as a percent)			0.50%
2019 Credit Agreement | LIBO rate | Minimum
Debt
Variable rate spread (as a percent)			1.25%
2019 Credit Agreement | LIBO rate | Maximum
Debt
Variable rate spread (as a percent)			2.00%
2019 Credit Agreement | Adjusted one month LIBOR
Debt
Variable rate spread (as a percent)			1.00%
2019 Credit Agreement | Base rate | Minimum
Debt
Variable rate spread (as a percent)			0.25%
2019 Credit Agreement | Base rate | Maximum
Debt
Variable rate spread (as a percent)			1.00%